Fund Name	Ticker Symbol (Exchange)

Simplify Aggregate Bond ETF	AGGH (NYSE Arca, Inc.)
Simplify Bitcoin Strategy PLUS Income ETF	MAXI (Nasdaq Stock Market LLC)
Simplify Commodities Strategy No K-1 ETF	HARD (NYSE Arca, Inc.)
Simplify Conservative Allocation ETF	SAAC (NYSE Arca, Inc.)
Simplify Enhanced Income ETF	HIGH (NYSE Arca, Inc.)
Simplify Growth Allocation ETF	SAAG (NYSE Arca, Inc.)
Simplify Health Care ETF	PINK (NYSE Arca, Inc.)
Simplify Hedged Equity ETF	HEQT (NYSE Arca, Inc.)
Simplify High Yield PLUS Credit Hedge ETF	CDX (NYSE Arca, Inc.)
Simplify Income Allocation ETF	SAAI (NYSE Arca, Inc.)
Simplify Interest Rate Hedge ETF	PFIX (NYSE Arca, Inc.)
Simplify Intermediate Term Treasury Futures Strategy ETF	TYA (CBOE BZX Exchange, Inc.)
Simplify Macro Strategy ETF	FIG (NYSE Arca, Inc.)
Simplify Managed Futures Strategy ETF	CTA (NYSE Arca, Inc.)
Simplify Market Neutral Equity Long/Short ETF	EQLS (NYSE Arca, Inc.)
Simplify Moderate Allocation ETF	SAAM (NYSE Arca, Inc.)
Simplify Multi-QIS Alternative ETF	QIS (NYSE Arca, Inc.)
Simplify Opportunistic Income ETF	CRDT (NYSE Arca, Inc.)
Simplify Short Term Treasury Futures Strategy ETF	TUA (NYSE Arca, Inc.)
Simplify Stable Income ETF	BUCK (NYSE Arca, Inc.)
Simplify Tail Risk Strategy ETF	CYA (NYSE Arca, Inc.)
Simplify US Equity PLUS Convexity ETF	SPYC (NYSE Arca, Inc.)
Simplify US Equity PLUS Downside Convexity ETF	SPD (NYSE Arca, Inc.)
Simplify U.S. Equity PLUS GBTC ETF	SPBC (Nasdaq Stock Market LLC)
Simplify US Equity PLUS Upside Convexity ETF	SPUC (NYSE Arca, Inc.)
Simplify Volatility Premium ETF	SVOL (NYSE Arca, Inc.)

each a series of Simplify Exchange Traded Funds

Listed and traded on:
the NYSE Arca, Inc., Nasdaq Stock Market LLC and CBOE BZX Exchange, Inc. as indicated above.

Supplement dated January 22, 2024 to the Statement of Additional Information (“SAI”) dated November 1, 2023

Effective immediately, the following sentence describing the Simplify Bitcoin Strategy PLUS Income ETF has been deleted.

~~The Simplify Bitcoin Strategy PLUS Income ETF does not invest in or write options on cryptocurrency (such as Bitcoin) futures or cryptocurrency funds.~~

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This Supplement dated January 22, 2024, provides relevant information for all shareholders and should be retained for future reference. The Funds’ Prospectus, each Fund’s Summary prospectus, and the Funds’ SAI have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1 (855) 772-8488.